Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets –long term portion	$ 83.7				$ 92.9
Other, including Equipment	1.3				1.8
Total other non-current assets	$ 85.0	$ 87.4	$ 89.7	$ 92.2	$ 94.7	[1]	$ 104.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".